Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Current tax benefit (expense)	$(12)	$(14)	$(11)
Deferred tax benefit (expense)	28	29	70

Income tax benefit (expense)	$16	$15	$59

Summary of Taxation

Income taxes attributable to income from continuing operations was an income tax benefit (expense) of $16, $15 and $59 for the years ended December 31, 2017, 2016 and 2015, respectively, and differed from the amounts computed by applying the Norwegian and the UK ordinary income tax rate of 24% and 20% in 2017, respectively, by applying the Norwegian and the UK ordinary income tax rate of 25% and 20% in 2016, respectively, and by applying the Norwegian and the UK ordinary income tax rate of 27% and 20% in 2015, respectively, to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Income tax benefit (expense) at Norwegian tonnage tax regime	$28	$29	$70
Income tax benefit (expense) within UK	(12)	(14)	(11)

Total Income tax benefit (expense)	$16	$15	$59

Effective tax rate	0%	0%	0%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2017 and 2016 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2017	2016
Deferred tax assets:
Interest rate swaps	$(12)	$14
Financial loss carry forwards for tonnage tax	15,697	12,352

Total deferred tax asset	15,685	12,366
Less valuation allowance	(15,685)	(12,366)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	624	685

Total deferred tax liabilities	624	685

Net deferred tax liabilities	$624	$685

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2017	2016
Non-current deferred tax liabilities	$624	$685

Net deferred tax liabilities	$624	$685

Changes in the net deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2017	2016
Net deferred tax liabilities at January 1,	$685	$877
Aquisition of KNOT Shuttle Tankers 26 AS	99	—
Change in temporary differences	(198)	(207)
Translation differences	38	15

Net deferred tax liabilities at December 31,	$624	$685